Provisions for liabilities - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2011 GBP (£)
Disclosure Of Other Provisions [Line Items]
Payments for funding agreement	£ 25	$ 32	£ 18
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions relates to termination payments	£ 53
Estimated unwind percentage of noncurrent provisions relates to termination payments	30.00%	30.00%
Reversals of unused provisions	£ 12		7
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions	£ 16
Estimated unwind percentage of noncurrent provisions	30.00%	30.00%
Reversals of unused provisions	£ 4		5
Fox River
Disclosure Of Other Provisions [Line Items]
Provision made during period				£ 274
Legal costs incurred	5		7
Other Provisions
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	111		£ 49
Trade And Other Payables
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 56
Top of Range | Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years	5 years
Top of Range | Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years	5 years
Top of Range | Fox River
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years	5 years